Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	(Accumulated Deficit)/ Retained Earnings [member]	Total
Balance at Dec. 31, 2019	$ 20	$ 233,441	$ 82,543	$ 316,004
Loss for the year	0	0	11,669	11,669
Dividends (Note 17)	0	0	(33,881)	(33,881)
Balance at Dec. 31, 2020	20	233,441	60,331	293,792
Loss for the year	0	0	(66,379)	(66,379)
Dividends (Note 17)	0	0	(75,305)	(75,305)
Balance at Dec. 31, 2021	20	233,441	(81,353)	152,108
Loss for the year	0	0	(4,442)	(4,442)
Balance at Dec. 31, 2022	$ 20	$ 233,441	$ (85,795)	$ 147,666